Investments in Joint Ventures 4 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Book value	₩ 2,239,011		₩ 1,919,746	₩ 1,663,029
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 114		₩ 197
Effective percentage of ownership	50.85%		50.80%
Share in net assets	₩ 58		₩ 100
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	58		100	134
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Net assets	₩ 75,652		₩ 27,069
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 37,069		₩ 13,264
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	37,069		13,264	18,318
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Net assets	₩ 2,509		₩ 1,922
Effective percentage of ownership	55.00%		55.00%
Share in net assets	₩ 1,380		₩ 1,057
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,380	[1]	1,057	1,408
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Net assets	₩ 65,226		₩ 59,808
Effective percentage of ownership	33.10%		33.10%
Share in net assets	₩ 21,590		₩ 19,797
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	21,590		19,797	20,562
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Net assets	₩ 37,384		₩ 36,400
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 18,692		₩ 18,200
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	18,692		18,200	19,376
RES Technology AD
Disclosure of joint ventures [line items]
Net assets	₩ 33,405		₩ 31,860
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 16,703		₩ 15,930
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	16,703		15,930	16,248
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 6,317		₩ 6,013
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 2,527		₩ 2,405
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	2,527		2,405	2,441
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Net assets	₩ 264,600		₩ 268,169
Effective percentage of ownership	75.20%		75.20%
Share in net assets	₩ 198,979		₩ 201,663
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	198,979	[1]	201,663	214,794
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 16,588		₩ 16,325
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 6,635		₩ 6,530
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	6,635		6,530	8,149
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 511,467		₩ 471,194
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 204,587		₩ 188,478
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	204,587		188,478	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 110,542		₩ 106,324
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 44,217		₩ 42,530
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	44,217		42,530	41,024
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Net assets	₩ 500,132		₩ 396,179
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 200,053		₩ 158,472
Investment differential	0		0
Intercompany transaction	(55,571)		(60,511)
Others (consolidated FS)	(804)		(804)
Book value	143,678		97,157	109,096
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ 10,177		₩ 9,533
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 4,071		₩ 3,813
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	4,071		3,813	6,879
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ 705,503		₩ 636,994
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 282,201		₩ 254,798
Investment differential	29,357		29,357
Intercompany transaction	0		0
Others (consolidated FS)	(16,909)		(17,934)
Book value	294,649		266,221	253,607
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 35,355		₩ 25,217
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 15,910		₩ 11,348
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(176)		(177)
Book value	15,734		11,171	9,052
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 23,363		₩ 21,512
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 5,841		₩ 5,378
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	5,841		5,378	5,045
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 2,058		₩ 1,884
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 597		₩ 546
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	597		546	571
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 10,634		₩ 9,985
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 3,084		₩ 2,896
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	3,084		2,896	2,883
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Net assets	₩ 297,799		₩ 268,755
Effective percentage of ownership	60.00%		60.00%
Share in net assets	₩ 178,679		₩ 161,253
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	178,679		161,253	192,164
KAPES, Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 33,691		₩ 32,096
Effective percentage of ownership	51.00%		51.00%
Share in net assets	₩ 17,182		₩ 16,369
Investment differential	0		0
Intercompany transaction	(20,697)		(19,567)
Others (consolidated FS)	3,515		3,198
Book value	0		0	10,832
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 13,823		₩ 13,292
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 4,009		₩ 3,855
Investment differential	32		32
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	4,041		3,887	4,375
Jeongam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets			₩ 11,550
Effective percentage of ownership			40.00%
Share in net assets			₩ 4,620
Investment differential			0
Intercompany transaction			0
Others (consolidated FS)			0
Book value	0		4,620	4,437
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 18,671		₩ 18,488
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 5,415		₩ 5,362
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	5,415		5,362	4,902
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 87,427		₩ 92,851
Effective percentage of ownership	29.90%		29.90%
Share in net assets	₩ 26,141		₩ 27,762
Investment differential	3		3
Intercompany transaction	0		0
Others (consolidated FS)	(248)		(247)
Book value	25,896		27,518	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 18,149		₩ 20,791
Effective percentage of ownership	15.00%		15.00%
Share in net assets	₩ 2,722		₩ 3,119
Investment differential	6		5
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	2,728		3,124	3,040
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Net assets	₩ (37,879)		₩ (266,560)
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ (18,940)		₩ (133,280)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	18,940		133,280
Book value	0		0	0
Kelar S.A
Disclosure of joint ventures [line items]
Net assets	₩ 129,173		₩ 106,063
Effective percentage of ownership	65.00%		65.00%
Share in net assets	₩ 83,962		₩ 68,941
Investment differential	2,733		2,508
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	86,695		71,449	70,462
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Net assets	₩ 132,988		₩ 94,465
Effective percentage of ownership	35.00%		35.00%
Share in net assets	₩ 46,546		₩ 33,063
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	46,546		33,063	34,327
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 634		₩ 525
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 184		₩ 152
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(184)		(152)
Book value	0		0	0
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 47,732		₩ 51,082
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 13,842		₩ 14,814
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	13,842		14,814	17,342
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Net assets	₩ 10,308		₩ (7,710)
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 5,154		₩ (3,855)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		3,855
Book value	5,154		0	1,757
Barakah One Company
Disclosure of joint ventures [line items]
Net assets	₩ (243,855)		₩ (230,516)
Effective percentage of ownership	18.00%		18.00%
Share in net assets	₩ (43,894)		₩ (41,493)
Investment differential	0		0
Intercompany transaction	1,058		(27,845)
Others (consolidated FS)	42,836		69,338
Book value	0		0	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Net assets	₩ 1,632		₩ 1,498
Effective percentage of ownership	18.00%		18.00%
Share in net assets	₩ 294		₩ 270
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	294		270	285
Momentum
Disclosure of joint ventures [line items]
Net assets	₩ 1,104		₩ 1,696
Effective percentage of ownership	33.33%		33.33%
Share in net assets	₩ 368		₩ 565
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	368		565	553
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 81,768		₩ 79,908
Effective percentage of ownership	54.24%		54.24%
Share in net assets	₩ 44,351		₩ 43,342
Investment differential	84		84
Intercompany transaction	0		0
Others (consolidated FS)	(20,381)		(20,381)
Book value	24,054		23,045	22,824
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 37,291		₩ 36,443
Effective percentage of ownership	46.00%		46.00%
Share in net assets	₩ 17,154		₩ 16,764
Investment differential	492		492
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	17,646		17,256	17,627
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Net assets	₩ (178)		₩ 2,242
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ (80)		₩ 1,009
Investment differential	60		55
Intercompany transaction	0		0
Others (consolidated FS)	20		0
Book value	0		1,064	672
Chester Solar V SpA
Disclosure of joint ventures [line items]
Net assets	₩ (222)		₩ 361
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ (100)		₩ 162
Investment differential	125		115
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	25		277	146
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Net assets	₩ 583		₩ 3,108
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 262		₩ 1,399
Investment differential	100		91
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	362		1,490	1,035
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ 186,812		₩ 159,494
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 37,362		₩ 31,899
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(2)		(2)
Book value	37,360		31,897	13,863
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 60,697		₩ 64,435
Effective percentage of ownership	35.00%		35.00%
Share in net assets	₩ 21,244		₩ 22,552
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	21,244		22,552	17,182
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Net assets	₩ 146,334		₩ 137,618
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 73,167		₩ 68,809
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	73,167		68,809	42,070
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Net assets	₩ 94,029		₩ 99,278
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 47,015		₩ 49,639
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	47,015		49,639	31,156
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Net assets	₩ 114,338		₩ 107,472
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 57,169		₩ 53,736
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(55,286)		(49,270)
Book value	1,883		4,466	42,916
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Net assets	₩ 11,996		₩ 10,459
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 5,998		₩ 5,230
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	5,998		5,230	5,602
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Net assets	₩ 4,239		₩ 3,694
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 2,120		₩ 1,847
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	2,120		1,847	1,966
Laurel SpA
Disclosure of joint ventures [line items]
Net assets	₩ 216		₩ 2,033
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 97		₩ 915
Investment differential	193		177
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	290		1,092	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Net assets	₩ 29,236		₩ 33,312
Effective percentage of ownership	12.37%		12.37%
Share in net assets	₩ 3,616		₩ 4,121
Investment differential	9		8
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	3,625		4,129	4,024
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Net assets	₩ 64,914		₩ 69,765
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 32,457		₩ 34,883
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	32,457		34,883	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets			₩ 28,244
Effective percentage of ownership			47.31%
Share in net assets			₩ 13,362
Investment differential			0
Intercompany transaction			0
Others (consolidated FS)			0
Book value	0		13,362	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 13,941		₩ 11,689
Effective percentage of ownership	29.01%		29.01%
Share in net assets	₩ 4,045		₩ 3,391
Investment differential	61		61
Intercompany transaction	0		0
Others (consolidated FS)	0		1
Book value	4,106		3,453	3,043
Chester Solar I SpA
Disclosure of joint ventures [line items]
Net assets	₩ 1,922		₩ 3,082
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 865		₩ 1,387
Investment differential	255		234
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,120		1,621	1,157
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Net assets	₩ 70,565		₩ 50,849
Effective percentage of ownership	38.00%		38.00%
Share in net assets	₩ 26,815		₩ 19,323
Investment differential	0		29,694
Intercompany transaction	0		0
Others (consolidated FS)	31,416		0
Book value	58,231		49,017	48,930
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 29,552		₩ 30,183
Effective percentage of ownership	81.01%		81.00%
Share in net assets	₩ 23,939		₩ 24,450
Investment differential	0		(158)
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	23,939		24,292	8,324
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 6,987		₩ 8,077
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 2,026		₩ 2,342
Investment differential	1,782		1,782
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	3,808		4,124	2,764
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 6,753		₩ 7,569
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 1,958		₩ 2,195
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,958		2,195	2,198
DE Energia SpA
Disclosure of joint ventures [line items]
Net assets	₩ (10,386)		₩ (6,607)
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ (5,089)		₩ (3,237)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	14,010		11,424
Book value	8,921		8,187	8,665
Dangjin Eco Power Co., Ltd. (newly)
Disclosure of joint ventures [line items]
Net assets	₩ 75,787		₩ 74,065
Effective percentage of ownership	34.00%		34.00%
Share in net assets	₩ 25,768		₩ 25,182
Investment differential	341		341
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	26,109		25,523	25,661
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 6,288		₩ 6,255
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 3,081		₩ 3,065
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	3,081		3,065	2,940
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 22,295		₩ 20,884
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 11,148		₩ 10,442
Investment differential	43		43
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	11,191		10,485	10,800
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets	₩ 15,136		₩ (1,242)
Effective percentage of ownership	14.95%		14.95%
Share in net assets	₩ 2,262		₩ (186)
Investment differential	3,580		3,580
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	5,842		3,394	3,403
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets	₩ 15,822		₩ 9,962
Effective percentage of ownership	14.95%		14.95%
Share in net assets	₩ 2,365		₩ 1,489
Investment differential	2,171		2,171
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	4,536		3,660	672
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets	₩ 10,738		₩ 1,577
Effective percentage of ownership	14.95%		14.95%
Share in net assets	₩ 1,605		₩ 236
Investment differential	5		4
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,610		240	222
Stavro Holding II AB
Disclosure of joint ventures [line items]
Net assets	₩ 88,133		₩ 46,385
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 17,627		₩ 9,277
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	17,627		9,277	5,625
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 21,928		₩ 21,990
Effective percentage of ownership	38.90%		38.90%
Share in net assets	₩ 8,530		₩ 8,554
Investment differential	1,361		1,361
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	9,891		9,915	0
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 31,919		₩ 27,729
Effective percentage of ownership	19.00%		19.00%
Share in net assets	₩ 6,065		₩ 5,269
Investment differential	773		773
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	6,838		6,042	0
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 14,882		₩ 13,720
Effective percentage of ownership	19.00%		19.00%
Share in net assets	₩ 2,828		₩ 2,607
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	2,828		2,607	0
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets	₩ 65,823		₩ 22,245
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 16,456		₩ 5,561
Investment differential	5,643		5,643
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	22,099		11,204	0
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 10,190		₩ 11,296
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 4,993		₩ 5,535
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	4,993		5,535	0
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Net assets	₩ 70,872		₩ 73,534
Effective percentage of ownership	29.53%		29.53%
Share in net assets	₩ 20,929		₩ 21,715
Investment differential	527		0
Intercompany transaction	0		0
Others (consolidated FS)	0		527
Book value	21,456		22,242	0
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Net assets	₩ 18,098		₩ 17,921
Effective percentage of ownership	90.00%		90.00%
Share in net assets	₩ 16,288		₩ 16,129
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	16,288		16,129	0
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Net assets	₩ 266,545		₩ 205,894
Effective percentage of ownership	30.61%		30.61%
Share in net assets	₩ 81,595		₩ 63,029
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	81,595		63,029	0
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 18,485		₩ 5,742
Effective percentage of ownership	50.10%		50.10%
Share in net assets	₩ 9,261		₩ 2,877
Investment differential	3,137		3,137
Intercompany transaction	(1,200)		(1,074)
Others (consolidated FS)	0		0
Book value	11,198		4,940	0
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ (26,530)		₩ (7,802)
Effective percentage of ownership	29.20%		29.20%
Share in net assets	₩ (7,747)		₩ (2,278)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	7,747		2,278
Book value	0		0	0
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Net assets	₩ (51,842)		₩ (54,480)
Effective percentage of ownership	46.30%		46.30%
Share in net assets	₩ (24,003)		₩ (25,224)
Investment differential	0		0
Intercompany transaction	(882)		(923)
Others (consolidated FS)	24,885		26,147
Book value	0		0	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Net assets	₩ 135,470		₩ 77,855
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 54,188		₩ 31,142
Investment differential	25,512		25,512
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	79,700		56,654	0
KAS Investment I LLC
Disclosure of joint ventures [line items]
Net assets	₩ 51,098		₩ 78,410
Effective percentage of ownership	29.89%		29.89%
Share in net assets	₩ 15,273		₩ 23,437
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	15,273		23,437	0
KAS Investment II LLC
Disclosure of joint ventures [line items]
Net assets	₩ 50,895		₩ 78,096
Effective percentage of ownership	29.89%		29.89%
Share in net assets	₩ 15,213		₩ 23,343
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	15,213		23,343	0
Energyco LLC
Disclosure of joint ventures [line items]
Net assets			₩ 2,862
Effective percentage of ownership			29.00%
Share in net assets			₩ 830
Investment differential			829
Intercompany transaction			0
Others (consolidated FS)			0
Book value	1,535		1,659	0
CAES, LLC
Disclosure of joint ventures [line items]
Net assets	₩ 43,089		₩ 40,840
Effective percentage of ownership	36.00%		36.00%
Share in net assets	₩ 15,512		₩ 14,702
Investment differential	2,923		2,924
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	18,435		17,626	0
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 14,146		₩ 9,708
Effective percentage of ownership	49.00%		19.47%
Share in net assets	₩ 6,932		₩ 1,890
Investment differential	39		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	6,971		1,890	0
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 1,148		₩ 784
Effective percentage of ownership	28.02%		28.02%
Share in net assets	₩ 322		₩ 220
Investment differential	290		290
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	612		510	0
Bitsolar Energy Co., Ltd.,
Disclosure of joint ventures [line items]
Net assets	₩ (5,033)		₩ (4,803)
Effective percentage of ownership	27.10%		27.10%
Share in net assets	₩ (1,364)		₩ (1,302)
Investment differential	352		1,654
Intercompany transaction	0		0
Others (consolidated FS)	1,364		0
Book value	352		352	₩ 0
Energyco Co., Ltd. (formerly, Energyco LLC)
Disclosure of joint ventures [line items]
Net assets	₩ 2,435
Effective percentage of ownership	29.00%
Share in net assets	₩ 706
Investment differential	829
Intercompany transaction	0
Others (consolidated FS)	0
Book value	1,535
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets	₩ 0
Effective percentage of ownership	60.00%
Share in net assets	₩ 0
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	0		0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Net assets	₩ 935
Effective percentage of ownership	60.00%
Share in net assets	₩ 561
Investment differential	98
Intercompany transaction	0
Others (consolidated FS)	0
Book value	659		0
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 24,922
Effective percentage of ownership	42.00%
Share in net assets	₩ 10,467
Investment differential	166
Intercompany transaction	0
Others (consolidated FS)	0
Book value	10,633		0
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Net assets	₩ 11,091
Effective percentage of ownership	75.00%
Share in net assets	₩ 8,318
Investment differential	1,425
Intercompany transaction	0
Others (consolidated FS)	0
Book value	9,743		0
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 4,718
Effective percentage of ownership	29.00%
Share in net assets	₩ 1,368
Investment differential	1,828
Intercompany transaction	0
Others (consolidated FS)	0
Book value	3,196		0
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 1,198
Effective percentage of ownership	29.00%
Share in net assets	₩ 347
Investment differential	48
Intercompany transaction	0
Others (consolidated FS)	0
Book value	395		0
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 18,172
Effective percentage of ownership	29.00%
Share in net assets	₩ 5,270
Investment differential	195
Intercompany transaction	0
Others (consolidated FS)	0
Book value	5,465		0
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Net assets	₩ 8,442
Effective percentage of ownership	20.00%
Share in net assets	₩ 1,688
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	1,688		0
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 18,956
Effective percentage of ownership	29.00%
Share in net assets	₩ 5,497
Investment differential	556
Intercompany transaction	0
Others (consolidated FS)	0
Book value	6,053		0
KEPCO KPS Carabao Corp.
Disclosure of joint ventures [line items]
Net assets	₩ 966
Effective percentage of ownership	40.00%
Share in net assets	₩ 386
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	386		0
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Net assets	₩ 34,237
Effective percentage of ownership	45.00%
Share in net assets	₩ 15,407
Investment differential	34
Intercompany transaction	0
Others (consolidated FS)	0
Book value	15,441		0
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 23,020
Effective percentage of ownership	46.15%
Share in net assets	₩ 10,624
Investment differential	1,084
Intercompany transaction	0
Others (consolidated FS)	0
Book value	11,708		0
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 25,658
Effective percentage of ownership	75.29%
Share in net assets	₩ 19,317
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	19,317		0
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Net assets	₩ 19,952
Effective percentage of ownership	50.00%
Share in net assets	₩ 9,976
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	9,976		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ 5
Effective percentage of ownership	35.00%
Share in net assets	₩ 2
Investment differential	(2)
Intercompany transaction	0
Others (consolidated FS)	0
Book value	₩ 0		₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.